STATEMENT OF CASH FLOWS (Details) - Schedule of property, plant and equipment and intangibles - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net cash flows from
Purchases of property, plant and equiment	$ 780,538	$ 597,103	$ 324,264
Additions associated with maintenance	486,231	302,858	173,740
Other additions	294,307	294,245	150,524
Purchases of intangible assets	50,116	88,518	75,433
Other additions	$ 50,116	$ 88,518	$ 75,433